SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Construction In Progress
Percentage of domestic federal statutory tax rate applicable to pretax income (loss)					21.00%
Current
Deferred
Total